Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 21, 2018 $ / shares	Jan. 12, 2018 USD ($) shares	Dec. 31, 2017
Disclosure of Events After Reporting Period [line items]
Dividend reinvested discount rate			3.00%
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share | $ / shares	$ 0.09
Dividend payable, date of record	Apr. 06, 2018
Dividend rate percentage	30.00%
Dividend reinvested discount rate	3.00%
Dividend payable date	Apr. 20, 2018
Restructuring of san dimas precious metal purchase agreement [member] | Goldcorp Inc. [member]
Disclosure of Events After Reporting Period [line items]
Cash consideration to be received		$ 10
Restructuring of san dimas precious metal purchase agreement [member] | First Majestic [member]
Disclosure of Events After Reporting Period [line items]
Number of common shares to be received | shares		20,914,590
Fair value of shares to be received		$ 151
Percentage of outstanding shares owned		11.00%
Restructuring of san dimas precious metal purchase agreement [member] | Gold interests [member]
Disclosure of Events After Reporting Period [line items]
Purchase of gold streaming interest as a percent of life of total gold production at mine		25.00%
Restructuring of san dimas precious metal purchase agreement [member] | Silver interests [member]
Disclosure of Events After Reporting Period [line items]
Purchase of gold streaming interest as a percent of life of mine total silver production at mine		25.00%
Restructuring of san dimas precious metal purchase agreement [member] | Silver and gold interests [member]
Disclosure of Events After Reporting Period [line items]
Ratio to convert silver to gold		70
Exchange ratio description		If the average gold to silver price ratio decreases to less than 501 or increases to more than 901 for a period of 6 months or more, then the "70" shall be revised to "50" or "90", as the case may be, until such time as the average gold to silver price ratio is between 501 to 901 for a period of 6 months or more in which event the "70" shall be reinstated.